Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 30,441	¥ 22,770
Investments in subsidiaries and affiliates	21,390	20,220
Valuation of financial instruments	102,021	73,905
Accrued pension and severance costs	20,492	19,947
Other accrued expenses and provisions	79,061	60,280
Operating losses	370,481	353,326
Lease liabilities	49,060	52,251
Other	15,425	15,011
Gross deferred tax assets	688,371	617,710
Less-Valuation allowances	(466,145)	(428,014)	¥ (388,411)	¥ (444,916)
Total deferred tax assets	222,226	189,696
Deferred tax liabilities
Investments in subsidiaries and affiliates	91,040	85,636
Valuation of financial instruments	85,301	40,807
Undistributed earnings of foreign subsidiaries	2,745	2,486
Valuation of fixed assets	23,962	23,521
Right-of-use assets	48,519	51,671
Other	7,044	5,546
Total deferred tax liabilities	258,611	209,667
Net deferred tax assets (liabilities)	¥ (36,385)	¥ (19,971)